Offerings	Aug. 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.001 par value per share
Amount Registered | shares	4,203,095
Proposed Maximum Offering Price per Unit	1.1550
Maximum Aggregate Offering Price	$ 4,854,574.73
Fee Rate	0.01531%
Amount of Registration Fee	$ 743.24
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of ordinary shares, par value $0.001 per share (the “Ordinary Shares”) of Kandi Technologies Group, Inc. (the “Company”) that may become issuable under the terms of the Kandi Technologies Group, Inc. Amended and Restated 2008 Omnibus Long-Term Incentive Plan (the “2008 Plan”), by reason of any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding shares of Ordinary Shares.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Company’s Ordinary Shares on July 31, 2025.

Represents shares of Ordinary Shares underlying certain outstanding stock options previously granted under the 2008 Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.001 par value per share
Amount Registered | shares	10,730,345
Proposed Maximum Offering Price per Unit	1.1550
Maximum Aggregate Offering Price	$ 12,393,548.48
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,897.45
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of ordinary shares, par value $0.001 per share (the “Ordinary Shares”) of Kandi Technologies Group, Inc. (the “Company”) that may become issuable under the terms of the Kandi Technologies Group, Inc. Amended and Restated 2008 Omnibus Long-Term Incentive Plan (the “2008 Plan”), by reason of any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding shares of Ordinary Shares.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Company’s Ordinary Shares on July 31, 2025.

Represents shares of Ordinary Shares reserved for issuance pursuant to future awards under the 2008 Plan.